Dreyfus

Stock Index Fund

ANNUAL REPORT December 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            22  Statement of Financial Futures

                            23   Statement of Assets and Liabilities

                            24   Statement of Operations

                            25   Statement of Changes in Net Assets

                            26   Financial Highlights

                            27   Notes to Financial Statements

                            33   Report of Independent Accountants

                            34   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus

                                                               Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund, covering the 12-month period from January 1, 2000 through December 31, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Jocelin Reed.

After five consecutive years of double-digit gains, the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Price Index, declined more than 9% in 2000. Most other major stock market indices declined as well. The reasons for the disappointing year varied, ranging from sky-high valuations of technology stocks to slowing economic growth during the second half of the year

While the start of a new year is almost always a good time to review your investment strategies, recent market events may have altered the way your assets are apportioned among various asset classes, market-capitalization ranges and investment styles. You may wish to consider rebalancing your portfolio to help achieve your long-term financial goals.

We encourage you to contact your financial advisor for more information about ways to refine your investment strategies for the coming year. To speak with a Dreyfus customer service representative call 1-800-782-6620, or visit our
website    at    www.dreyfus.com.

Thank you for your confidence and support in 2000, and we look forward to working with you in 2001.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

January 16, 2001




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus Stock Index Fund perform relative to its benchmark?

For  the  12-month  period  ended  December  31,  2000, Dreyfus Stock Index Fund produced a total return of -9.28%.(1) In contrast, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a total return of -9.10% for the same period.(2) The difference in returns is
primarily   due  to  transaction  costs  and  other  fund  operating  expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weightings in the Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap blue chip stocks which when
combined,   cover   nearly   75%  of  the  total  U.S.  market  capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Accordingly, it is composed of approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or
purchase    of    stocks.

Dreyfus Stock Index Fund uses a passive management approach -- all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500 Index. The fund does not attempt to manage market volatility.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

From the beginning of the reporting period through mid-March 2000, technology stocks produced the lion' s share of gains in the U.S. stock market -- particularly those high-flying technology stocks providing Internet-related products and services. While technology stocks rose sharply through mid-March, most other industry sectors lagged far behind. In fact, the technology-laden Nasdaq Composite Index recorded its high for the year in mid-March. During this early period of technology dominance, growth-oriented stocks generally produced
higher    returns    than    value-oriented    stocks.

However, beginning in mid-March, technology stocks began to decline amidst concerns over continued strong economic growth, rising interest rates and fears of a possible resurgence of inflation. Investors grew concerned over the possible effects that such an environment could have on already high stock valuations. Soon thereafter, the economy began to show signs of slowing, and investors' concerns shifted once again. As questions arose about the sustainability of corporate earnings growth, investors turned away from technology stocks and toward traditional value-oriented industry groups such as health care, financial services, utilities and consumer staples.

Over the entire reporting period, the largest gains within the S&P 500 -- and therefore for the fund -- came from the electrical defense area of an otherwise battered technology group. In addition, the S&P 500 Index's financial, consumer staples and consumer cyclicals holdings provided strong returns, as did health care stocks including HMOs and hospital management companies. Energy stocks also provided positive returns, most notably within the natural gas and oil
exploration    and    production    areas.

On the other hand, the poorest performing area of the S&P 500 Index was the communication services group, which includes long-distance telecommunications companies. In addition, basic materials stocks, including companies within the metals, steel and glass and metal containers areas, provided disappointing returns. Other industry groups posting negative returns included capital goods
companies    such    as

office equipment and supply firms. And while the technology sector's electrical defense stocks posted positive returns for the reporting period, other areas within technology reported losses for the same period, including computer software, communications equipment and photography and imaging companies

What is the fund's current strategy?

The fund is an index fund and seeks to provide broad diversified exposure to the large-capitalization U.S. equity market by attempting to replicate the return of the S&P 500 Index. Accordingly, we intend to maintain our strategy of investing in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index.

As of the end of the reporting period, approximately 22% of the Index's and the fund' s assets were invested in technology stocks, followed by 17% in interest-sensitive companies, 14% in health care, 11% in consumer staples, 9% in producer goods, 8% in consumer cyclicals, 6% in energy, 5% in communications
services,    4%    in    utilities    and    2%    in    basic    materials.

January 16, 2001

(1) EFFECTIVE DECEMBER 31, 2000, EXISTING FUND SHARES WERE DESIGNATED AS INITIAL SHARES AND THE FUND BEGAN OFFERING A SECOND CLASS OF SHARES, DESIGNATED AS SERVICE SHARES, WHICH ARE SUBJECT TO A RULE 12B-1 DISTRIBUTION PLAN. THE PERFORMANCE INFORMATION PRESENTED IS FOR INITIAL SHARES. TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund Initial shares and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 12/31/00



                                                                               1 Year             5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------

FUND--INITIAL SHARES                                                           (9.28)%            17.98%            16.97%



((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN INITIAL SHARES OF DREYFUS STOCK INDEX FUND ON 12/31/90 TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES OF THE FUND. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE, WHICH DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

EFFECTIVE DECEMBER 31, 2000, EXISTING FUND SHARES WERE DESIGNATED AS INITIAL SHARES AND THE FUND BEGAN OFFERING A SECOND CLASS OF SHARES, DESIGNATED AS SERVICE SHARES, WHICH ARE SUBJECT TO A RULE 12B-1 DISTRIBUTION PLAN. PERFORMANCE FOR SERVICE SHARES WILL VARY FROM THE PERFORMANCE OF INITIAL SHARES BECAUSE OF DIFFERENCES IN CHARGES AND EXPENSES.




STATEMENT OF INVESTMENTS

December 31, 2000



COMMON STOCKS--98.2%                                                                             Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOL & TOBACCO--1.3%

Anheuser-Busch Cos.                                                                             387,400               17,626,700

Brown-Forman, Cl. B                                                                              29,400                1,955,100

Coors (Adolph), Cl. B                                                                            15,800                1,268,938

Philip Morris Cos.                                                                              954,400               41,993,600

UST                                                                                              69,700                1,955,956

                                                                                                                      64,800,294

CONSUMER CYCLICAL--8.1%

AMR                                                                                              64,300  (a)           2,519,756

Albertson's                                                                                     180,877                4,793,241

AutoZone                                                                                         54,800  (a)           1,561,800

Bed Bath & Beyond                                                                               121,600  (a)           2,720,800

Best Buy                                                                                         88,900  (a)           2,628,106

Black & Decker                                                                                   35,800                1,405,150

Brunswick                                                                                        37,700                  619,694

CVS                                                                                             168,000               10,069,500

Circuit City Stores - Circuit City Group                                                         88,300                1,015,450

Consolidated Stores                                                                              47,600  (a)             505,750

Cooper Tire and Rubber                                                                           31,700                  336,813

Costco Wholesale                                                                                191,900  (a)           7,664,006

Dana                                                                                             64,206                  983,154

Darden Restaurants                                                                               51,300                1,173,488

Delphi Automotive Systems                                                                       240,403                2,704,534

Delta Air Lines                                                                                  52,600                2,639,863

Dillard's, Cl. A                                                                                 40,200                  474,863

Dollar General                                                                                  141,437                2,669,623

Eastman Kodak                                                                                   128,900                5,075,438

Federated Department Stores                                                                      86,700  (a)           3,034,500

Ford Motor                                                                                      804,430               18,853,828

Gap                                                                                             365,500                9,320,250

General Motors                                                                                  242,300               12,342,156

Grainger (W.W.)                                                                                  40,400                1,474,600

Harley-Davidson                                                                                 130,400                5,183,400

Harrah's Entertainment                                                                           50,200  (a)           1,324,025

Hasbro                                                                                           73,875                  784,922

Hilton Hotel                                                                                    158,200                1,661,100

Home Depot                                                                                      994,700               45,445,356

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Johnson Controls                                                                                 36,800                1,913,600

K mart                                                                                          207,600  (a)           1,102,875

Kohl's                                                                                          141,800  (a)           8,649,800

Kroger                                                                                          353,500  (a)           9,566,594

Leggett & Platt                                                                                  84,400                1,598,325

Limited                                                                                         182,800                3,119,025

Liz Claiborne                                                                                    22,300                  928,238

Longs Drug Stores                                                                                16,900                  407,713

Lowe's Cos.                                                                                     164,600                7,324,700

Marriott International, Cl. A                                                                   102,900                4,347,525

Mattel                                                                                          182,900                2,641,076

May Department Stores                                                                           127,950                4,190,363

Maytag                                                                                           33,700                1,088,931

McDonald's                                                                                      563,200               19,148,800

NIKE, Cl. B                                                                                     116,000                6,474,250

Navistar International                                                                           25,500  (a)             667,781

Nordstrom                                                                                        56,000                1,018,500

Office Depot                                                                                    128,000  (a)             912,000

PACCAR                                                                                           32,900                1,620,325

Penney (J.C.)                                                                                   112,100                1,219,088

RadioShack                                                                                       80,200                3,433,563

Reebok International                                                                             24,300  (a)             664,362

Safeway                                                                                         215,200  (a)          13,450,000

Sears, Roebuck & Co.                                                                            143,500                4,986,625

Southwest Airlines                                                                              215,550                7,227,392

Staples                                                                                         195,250  (a)           2,306,391

Starbucks                                                                                        80,400                3,557,700

Starwood Hotels & Resorts                                                                        83,100                2,929,275

TJX Cos.                                                                                        120,800                3,352,200

Target                                                                                          385,000               12,416,250

Tiffany & Co.                                                                                    62,300                1,970,238

Toys R Us                                                                                        87,600  (a)           1,461,825

Tricon Global Restaurants                                                                        63,260  (a)           2,087,580

US Airways Group                                                                                 28,600  (a)           1,160,088

V.F.                                                                                             49,000                1,775,760

Visteon                                                                                          55,825                  641,988


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Wal-Mart Stores                                                                               1,918,500              101,920,313

Walgreen                                                                                        434,300               18,159,169

Wendy's International                                                                            48,900                1,283,625

Whirlpool                                                                                        28,600                1,363,863

Winn-Dixie Stores                                                                                59,900                1,160,563

                                                                                                                     416,233,445

CONSUMER STAPLES--5.4%

Alberto-Culver, Cl. B                                                                            23,900                1,023,219

Archer Daniels Midland                                                                          271,650                4,074,750

Avon Products                                                                                   102,000                4,883,250

Campbell Soup                                                                                   181,500                6,284,438

Clorox                                                                                          100,800                3,578,400

Coca-Cola                                                                                     1,065,100               64,904,531

Coca-Cola Enterprises                                                                           179,500                3,410,500

Colgate-Palmolive                                                                               245,800               15,866,390

ConAgra Foods                                                                                   228,700                5,946,200

Fortune Brands                                                                                   66,400                1,992,000

General Mills                                                                                   121,400                5,409,888

Gillette                                                                                        452,700               16,353,788

Heinz (H.J.)                                                                                    149,400                7,087,163

Hershey Foods                                                                                    58,900                3,791,688

International Flavors & Fragrances                                                               42,000                  853,125

Kellogg                                                                                         174,200                4,572,750

National Service Industries                                                                      17,500                  449,531

Newell Rubbermaid                                                                               114,471                2,604,215

PepsiCo                                                                                         620,600               30,758,488

Procter & Gamble                                                                                559,500               43,885,781

Quaker Oats                                                                                      57,000                5,550,375

Ralston-Purina Group                                                                            131,800                3,443,275

SUPERVALU                                                                                        56,500                  783,938

Sara Lee                                                                                        357,600                8,783,550

Sysco                                                                                           286,200                8,586,000

Tupperware                                                                                       24,800                  506,850

Unilever, N.V.                                                                                  245,489               15,450,464

Wrigley, (Wm.) Jr.                                                                               49,000                4,694,813

                                                                                                                     275,529,360

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--7.7%

Amerada Hess                                                                                     38,900                2,842,131

Anadarko Petroleum                                                                              106,851                7,594,969

Apache                                                                                           52,500                3,678,281

Baker Hughes                                                                                    141,820                5,894,394

Burlington Resources                                                                             92,490                4,670,745

Chevron                                                                                         275,600               23,270,975

Coastal                                                                                          92,200                8,142,413

Conoco, Cl. B                                                                                   268,235                7,762,050

Devon Energy                                                                                     54,900                3,347,253

Duke Energy                                                                                     158,309               13,495,842

EOG Resources                                                                                    50,000                2,734,375

El Paso Energy                                                                                   99,900                7,155,338

Enron                                                                                           320,600               26,649,875

Exxon Mobil                                                                                   1,493,069              129,803,686

Halliburton                                                                                     190,000                6,887,500

Kerr-McGee                                                                                       40,358                2,701,464

KeySpan                                                                                          57,500                2,436,563

Kinder Morgan                                                                                    49,200                2,567,625

McDermott International                                                                          25,800                  277,350

Nabors Industries                                                                                63,100                3,732,365

Nicor                                                                                            20,000                  863,750

NiSource                                                                                         87,500                2,690,625

ONEOK                                                                                            12,500                  601,563

Occidental Petroleum                                                                            158,300                3,838,775

Peoples Energy                                                                                   15,200                  680,200

Phillips Petroleum                                                                              109,600                6,233,500

Rowan Cos.                                                                                       40,300  (a)           1,088,100

Royal Dutch Petroleum                                                                           921,000               55,778,063

Schlumberger                                                                                    245,900               19,656,631

Sunoco                                                                                           36,500                1,229,594

Texaco                                                                                          237,100               14,729,838

Tosco                                                                                            62,100                2,107,519

Transocean Sedco Forex                                                                           90,400                4,158,400

USX-Marathon Group                                                                              133,900                3,715,725

Unocal                                                                                          104,300                4,035,106

Williams Cos.                                                                                   189,000                7,548,188

                                                                                                                     394,600,771


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--13.7%

ALZA                                                                                            101,700  (a)           4,322,250

Abbott Laboratories                                                                             664,300               32,177,031

Allergan                                                                                         56,500                5,469,906

American Home Products                                                                          562,900               35,772,295

Amgen                                                                                           443,700  (a)          28,369,069

Applera - Applied Biosystems Group                                                               90,400                8,503,250

Bard (C.R.)                                                                                      21,700                1,010,406

Bausch & Lomb                                                                                    22,800                  921,975

Baxter International                                                                            126,300               11,153,869

Becton, Dickinson & Co.                                                                         108,400                3,753,350

Biogen                                                                                           63,800  (a)           3,831,988

Biomet                                                                                           76,200                3,024,188

Boston Scientific                                                                               174,100  (a)           2,382,994

Bristol-Myers Squibb                                                                            839,200               62,048,350

Cardinal Health                                                                                 119,550               11,910,169

Chiron                                                                                           82,300                3,662,350

Forest Laboratories                                                                              37,600                4,996,100

Guidant                                                                                         132,000  (a)           7,119,750

HCA-Healthcare                                                                                  237,250               10,441,373

HEALTHSOUTH                                                                                     165,600  (a)           2,701,350

Humana                                                                                           72,100  (a)           1,099,525

Johnson & Johnson                                                                               597,900               62,816,869

King Pharmaceuticals                                                                             72,500                3,747,344

Lilly (Eli) & Co.                                                                               483,800               45,023,638

Manor Care                                                                                       43,900  (a)             905,438

McKesson HBOC                                                                                   122,146                4,383,820

MedImmune                                                                                        90,200                4,301,413

Medtronic                                                                                       515,200               31,105,200

Merck & Co.                                                                                     990,500               92,735,563

Pfizer                                                                                        2,709,775              124,649,650

Pharmacia                                                                                       553,557               33,766,977

Schering-Plough                                                                                 628,000               35,639,000

St. Jude Medical                                                                                 36,000  (a)           2,211,750

Stryker                                                                                          83,500                4,224,265

Tenet Healthcare                                                                                135,400                6,016,838

Watson Pharmaceuticals                                                                           43,800  (a)           2,242,013

Wellpoint Health Networks                                                                        27,000  (a)           3,111,750

                                                                                                                     701,553,066

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE--21.6%

AFLAC                                                                                           114,000                8,229,375

Aetna                                                                                            60,499                2,484,240

Allstate                                                                                        314,100               13,682,981

Ambac Financial Group                                                                            45,600                2,659,050

American Express                                                                                571,200               31,380,300

American General                                                                                108,615                8,852,123

American International Group                                                                    999,787               98,541,506

Amsouth Bancorp                                                                                 161,950                2,469,738

Aon                                                                                             109,925                3,764,931

BB&T                                                                                            170,300                6,354,319

Bank One                                                                                        496,910               18,199,329

Bank of America                                                                                 698,546               32,045,798

Bank of New York                                                                                317,500               17,522,031

Bear Stearns Cos.                                                                                46,327                2,348,200

Block (H&R)                                                                                      39,600                1,638,450

CIGNA                                                                                            65,900                8,718,570

CIT Group, Cl. A                                                                                113,000                2,274,125

Capital One Financial                                                                            84,400                5,554,575

Cendant                                                                                         312,248  (a)           3,005,387

Charter One Financial                                                                            89,300                2,578,538

Chase Manhattan                                                                                 562,800               25,572,225

Chubb                                                                                            75,200                6,504,800

Cincinnati Financial                                                                             69,100                2,733,769

Citigroup                                                                                     2,159,022              110,245,061

Comerica                                                                                         67,200                3,990,000

Conseco                                                                                         139,701                1,842,307

Countrywide Credit Industries                                                                    48,700                2,447,175

Equifax                                                                                          60,600                1,738,463

Fannie Mae                                                                                      433,200               37,580,100

Fifth Third Bancorp                                                                             198,387               11,853,623

First Data                                                                                      169,600                8,935,800

First Union                                                                                     420,790               11,703,222

Firstar                                                                                         408,033                9,486,767

FleetBoston Financial                                                                           388,086               14,577,480

Franklin Resources                                                                              104,600                3,985,260

Federal Home Loan Mortgage                                                                      298,600               20,566,075

General Electric                                                                              4,255,900              204,017,206


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Golden West Financial                                                                            67,900                4,583,250

Hartford Financial Services Group                                                                96,500                6,815,313

Household International                                                                         202,225               11,122,375

Huntington Bancshares                                                                           108,058                1,749,189

Jefferson-Pilot                                                                                  44,250                3,307,688

Keycorp                                                                                         182,900                5,121,200

Lehman Brothers Holdings                                                                        102,400                6,924,800

Lincoln National                                                                                 82,400                3,898,550

Loews                                                                                            42,400                4,391,050

MBIA                                                                                             42,300                3,135,488

MBNA                                                                                            366,287               13,529,726

MGIC Investment                                                                                  45,500                3,068,406

Marsh & McLennan Cos.                                                                           118,150               13,823,550

Mellon Financial                                                                                209,900               10,324,456

Merrill Lynch                                                                                   347,900               23,722,431

MetLife                                                                                         328,400               11,494,000

Morgan (J.P.)                                                                                    68,400               11,320,200

Morgan Stanley Dean Witter & Co.                                                                481,034               38,121,945

National City                                                                                   261,200                7,509,500

Northern Trust                                                                                   95,500                7,789,219

Old Kent Financial                                                                               59,035                2,582,781

PNC Bank                                                                                        124,700                9,110,894

Progressive                                                                                      31,400                3,253,825

Providian Financial                                                                             122,800                7,061,000

Regions Financial                                                                                94,800                2,589,225

Safeco                                                                                           54,800                1,801,550

Schwab (Charles)                                                                                593,675               16,845,528

SouthTrust                                                                                       72,200                2,937,638

St. Paul Cos.                                                                                    93,490                5,077,676

State Street                                                                                     69,300                8,607,753

Stilwell Financial                                                                               95,500                3,766,281

Summit Bancorp                                                                                   75,600                2,886,975

SunTrust Banks                                                                                  127,200                8,013,600

Synovus Financial                                                                               122,200                3,291,763

T. Rowe Price                                                                                    51,900                2,193,586

Torchmark                                                                                        55,000                2,114,063

U.S. Bancorp                                                                                    323,515                9,442,594

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

USA Education                                                                                    70,300                4,780,400

Union Planters                                                                                   58,100                2,077,075

UnitedHealth Group                                                                              138,200                8,482,025

UnumProvident                                                                                   103,344                2,777,370

Wachovia                                                                                         87,400                5,080,125

Washington Mutual                                                                               231,709               12,295,059

Wells Fargo                                                                                     733,200               40,830,075

                                                                                                                   1,109,734,096

INTERNET--.8%

America Online                                                                                1,002,400  (a)          34,883,520

Broadvision                                                                                     115,600  (a)           1,365,525

Yahoo!                                                                                          239,800  (a)           7,235,216

                                                                                                                      43,484,261

PRODUCER GOODS--7.2%

Air Products & Chemicals                                                                         98,500                4,038,500

Alcan Aluminium                                                                                 138,700                4,741,806

Alcoa                                                                                           372,364               12,474,194

Allegheny Technologies                                                                           35,666                  566,198

American Power Conversion                                                                        83,300                1,030,838

Ashland                                                                                          30,300                1,087,467

Avery Dennison                                                                                   48,200                2,644,975

Ball                                                                                             12,800                  589,600

Barrick Gold                                                                                    169,900                2,782,962

Bemis                                                                                            22,800                  765,225

Boeing                                                                                          381,324               25,167,384

Boise Cascade                                                                                    24,600                  827,175

Briggs & Stratton                                                                                 9,600                  426,000

Burlington Northern Santa Fe                                                                    169,600                4,801,800

CSX                                                                                              93,800                2,432,938

Caterpillar                                                                                     147,600                6,983,325

Centex                                                                                           25,500                  957,844

Cooper Industries                                                                                40,000                1,837,500

Crane                                                                                            25,975                  738,664

Cummins Engine                                                                                   17,800                  675,288

Deere & Co.                                                                                     100,500                4,604,156

Dow Chemical                                                                                    291,600               10,679,850

duPont (E.I.) deNemours & Co.                                                                   448,332               21,660,040


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Eastman Chemical                                                                                 32,900                1,603,875

Ecolab                                                                                           54,600                2,358,038

Emerson Electric                                                                                183,700               14,477,856

Engelhard                                                                                        54,800                1,116,550

FMC                                                                                              13,000  (a)             931,938

FedEx                                                                                           122,540  (a)           4,896,698

Freeport-McMoRan Copper, Cl. B                                                                   63,800  (a)             546,288

General Dynamics                                                                                 85,300                6,653,400

Genuine Parts                                                                                    74,350                1,947,041

Georgia-Pacific                                                                                  96,672                3,008,916

Goodrich (B.F.)                                                                                  43,600                1,585,950

Goodyear Tire & Rubber                                                                           67,200                1,544,928

Great Lakes Chemical                                                                             22,500                  836,719

Hercules                                                                                         46,000                  876,875

Homestake Mining                                                                                113,000                  473,188

Honeywell International                                                                         342,512               16,205,099

Illinois Tool Works                                                                             129,800                7,731,213

Inco                                                                                             78,000  (a)           1,307,280

Ingersoll-Rand                                                                                   69,450                2,908,219

International Paper                                                                             207,483                8,467,900

Kaufman & Broad Home                                                                             18,400                  619,850

Kimberly-Clark                                                                                  229,300               16,209,217

Lockheed Martin                                                                                 185,000                6,280,750

Louisiana-Pacific                                                                                44,700                  452,588

Masco                                                                                           191,700                4,924,294

Mead                                                                                             43,200                1,355,400

Minnesota Mining & Manufacturing                                                                170,000               20,485,000

Molex                                                                                            84,275                2,991,763

Newmont Mining                                                                                   72,119                1,230,530

Norfolk Southern                                                                                164,600                2,191,238

Northrop Grumman                                                                                 30,800                2,556,400

Nucor                                                                                            33,400                1,325,563

PPG Industries                                                                                   72,500                3,357,656

Pactiv                                                                                           67,900  (a)             840,263

Pall                                                                                             53,101                1,131,715

Parker-Hannifin                                                                                  50,050                2,208,456

Phelps Dodge                                                                                     33,833                1,888,304

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Placer Dome                                                                                     140,700                1,354,238

Potlach                                                                                          12,300                  412,819

Praxair                                                                                          67,700                3,004,188

Pulte                                                                                            17,700                  746,719

Raytheon, Cl. B                                                                                 146,000                4,535,125

Rockwell International                                                                           79,600                3,790,950

Rohm & Haas                                                                                      94,406                3,428,118

Sealed Air                                                                                       35,912  (a)           1,095,316

Sherwin-Williams                                                                                 69,000                1,815,563

Sigma-Aldrich                                                                                    33,200                1,305,175

Snap-On                                                                                          25,150                  701,056

Stanley Works                                                                                    37,600                1,172,650

TRW                                                                                              53,400                2,069,250

Temple-Inland                                                                                    21,900                1,174,388

Textron                                                                                          61,900                2,878,350

Thomas & Betts                                                                                   24,900                  403,069

Timken                                                                                           26,200                  396,275

Tyco International                                                                              751,272               41,695,596

USX-U.S. Steel Group                                                                             38,000                  684,000

Union Carbide                                                                                    57,900                3,115,744

Union Pacific                                                                                   106,500                5,404,875

United Technologies                                                                             201,300               15,827,213

Vulcan Materials                                                                                 43,300                2,072,988

Westvaco                                                                                         43,200                1,260,900

Weyerhaeuser                                                                                     94,500                4,795,875

Willamette Industries                                                                            47,600                2,234,225

Worthington Industries                                                                           37,000                  298,313

                                                                                                                     369,713,665

SERVICES--4.9%

ALLTEL                                                                                          134,300                8,385,356

Allied Waste Industries                                                                          84,600  (a)           1,231,988

American Greetings, Cl. A                                                                        27,700                  261,419

Automatic Data Processing                                                                       271,100               17,164,019

Carnival                                                                                        251,000                7,733,938

Ceridian                                                                                         62,300  (a)           1,242,106

Clear Channel Communications                                                                    251,800  (a)          12,196,563

Comcast, Cl. A                                                                                  387,800  (a)          16,190,650


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Computer Sciences                                                                                72,300  (a)           4,347,038

Convergys                                                                                        65,900                2,986,094

Deluxe                                                                                           31,100                  785,897

Disney (Walt)                                                                                   895,300               25,907,744

Donnelley (R.R.) & Sons                                                                          52,400                1,414,800

Dow Jones & Co.                                                                                  37,600                2,129,100

Electronic Data Systems                                                                         200,600               11,584,650

Fluor                                                                                            32,800                1,084,450

Gannett                                                                                         113,400                7,151,288

Harcourt General                                                                                 31,400                1,796,080

IMS Health                                                                                      126,100                3,404,700

Interpublic Group Cos.                                                                          132,300                5,631,019

Knight-Ridder                                                                                    31,500                1,791,563

McGraw-Hill Cos.                                                                                 83,500                4,895,188

Meredith                                                                                         21,800                  701,688

Moodys                                                                                           69,500                1,785,281

NEXTEL Communications, Cl. A                                                                    327,400  (a)           8,103,150

New York Times, Cl. A                                                                            69,900                2,800,369

Omnicom Group                                                                                    76,300                6,323,363

Paychex                                                                                         160,025                7,781,216

Quintiles Transnational                                                                          49,500  (a)           1,036,406

Robert Half International                                                                        76,800                2,035,200

Ryder System                                                                                     25,500                  423,938

Sprint (PCS Group)                                                                              400,400  (a)           8,183,175

Time Warner                                                                                     570,200               29,787,248

Tribune                                                                                         129,800                5,484,050

Viacom, Cl. B                                                                                   649,808  (a)          30,378,524

Waste Management                                                                                266,772                7,402,923

                                                                                                                     251,542,181

TECHNOLOGY--20.2%

APPLIED MICRO CIRCUITS                                                                          127,000                9,530,953

ADC Telecommunications                                                                          332,200  (a)           6,021,125

Adaptec                                                                                          42,600  (a)             436,650

Adobe Systems                                                                                   103,000                5,993,313

Advanced Micro Devices                                                                          133,900  (a)           1,849,494

Agilent Technologies                                                                            194,850               10,668,038

Altera                                                                                          170,300  (a)           4,481,019

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Analog Devices                                                                                  152,800  (a)           7,821,450

Andrew                                                                                           34,550  (a)             751,463

Apple Computer                                                                                  139,800  (a)           2,079,525

Applied Materials                                                                               348,800  (a)          13,319,800

Autodesk                                                                                         25,000                  673,438

Avaya                                                                                           119,670                1,234,097

BMC Software                                                                                    106,100  (a)           1,485,400

Broadcom, Cl. A                                                                                 100,900  (a)           8,526,050

Cabletron Systems                                                                                79,200  (a)           1,192,950

Cisco Systems                                                                                 3,091,200  (a)         118,238,400

Citrix Systems                                                                                   79,500  (a)           1,788,750

Compaq Computer                                                                                 731,072               11,002,634

Computer Associates International                                                               249,325                4,861,838

Compuware                                                                                       156,900  (a)             980,625

Comverse Technology                                                                              70,600  (a)           7,668,925

Conexant Systems                                                                                 98,000  (a)           1,506,750

Corning                                                                                         394,400               20,829,250

Danaher                                                                                          60,900                4,164,038

Dell Computer                                                                                 1,111,100  (a)          19,374,806

Dover                                                                                            87,200                3,537,050

EMC                                                                                             939,800  (a)          62,496,700

Eaton                                                                                            30,100                2,263,144

Gateway                                                                                         138,600  (a)           2,493,414

Hewlett-Packard                                                                                 848,700               26,787,094

ITT Industries                                                                                   37,800                1,464,750

Intel                                                                                         2,890,600               87,440,650

International Business Machines                                                                 753,500               64,047,500

Intuit                                                                                           88,500                3,490,219

JDS Uniphase                                                                                    412,500               17,196,094

KLA-Tencor                                                                                       79,900  (a)           2,691,631

LSI Logic                                                                                       137,100  (a)           2,343,039

Lexmark International Group, Cl. A                                                               54,800  (a)           2,428,325

Linear Technology                                                                               136,000                6,290,000

Lucent Technologies                                                                           1,434,347               19,363,685

Maxim Integrated Products                                                                       121,400  (a)           5,804,438

Mercury Interactive                                                                              34,200  (a)           3,086,550

Micron Technology                                                                               243,700  (a)           8,651,350


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Microsoft                                                                                     2,290,300  (a)          99,341,705

Millipore                                                                                        19,800                1,247,400

Motorola                                                                                        937,706               18,988,547

NCR                                                                                              40,900  (a)           2,009,213

National Semiconductor                                                                           76,400  (a)           1,537,550

Network Appliance                                                                               135,700  (a)           8,716,605

Nortel Networks                                                                               1,330,380               42,655,309

Novell                                                                                          141,500  (a)             738,453

Novellus Systems                                                                                 56,400  (a)           2,026,875

Oracle                                                                                        2,404,100  (a)          69,869,156

Palm                                                                                            242,919                6,877,644

Parametric Technology                                                                           116,900  (a)           1,570,844

PeopleSoft                                                                                      122,600  (a)           4,559,188

PerkinElmer                                                                                      21,100                2,215,500

Pitney Bowes                                                                                    108,300                3,587,438

Power-One                                                                                        33,700                1,324,831

QUALCOMM                                                                                        321,100  (a)          26,390,406

QLogic                                                                                           39,300                3,026,100

Sabre Group Holdings                                                                             55,399                2,389,082

Sanmina                                                                                          65,100                4,988,288

Sapient                                                                                          52,100                  621,944

Scientific-Atlanta                                                                               68,400                2,227,275

Siebel Systems                                                                                  184,300  (a)          12,463,288

Solectron                                                                                       273,500  (a)           9,271,650

Sun Microsystems                                                                              1,383,000  (a)          38,551,125

Symbol Technologies                                                                              63,500                2,286,000

Tektronix                                                                                        41,400                1,394,663

Tellabs                                                                                         176,400  (a)           9,966,600

Teradyne                                                                                         74,400  (a)           2,771,400

Texas Instruments                                                                               743,300               35,213,838

Thermo Electron                                                                                  77,300  (a)           2,299,675

Unisys                                                                                          133,900  (a)           1,958,288

Veritas Software                                                                                167,483  (a)          14,654,763

Vitesse Semiconductor                                                                            76,700                4,242,469

Xerox                                                                                           286,200                1,323,675

Xilinx                                                                                          141,300  (a)           6,517,463

                                                                                                                   1,038,180,664

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES--7.3%

AT&T                                                                                          1,612,076               27,909,066

AES                                                                                             196,400  (a)          10,875,650

Allegheny Energy                                                                                 48,000                2,313,000

Ameren                                                                                           58,900                2,727,806

American Electric Power                                                                         138,160                6,424,440

BellSouth                                                                                       801,700               32,819,594

CINergy                                                                                          68,300                2,399,038

CMS Energy                                                                                       52,000                1,647,750

Calpine                                                                                         121,000                5,452,563

CenturyTel                                                                                       60,150                2,150,363

Consolidated Edison                                                                              91,000                3,503,500

Constellation Energy Group                                                                       64,300                2,897,519

DTE Energy                                                                                       61,300                2,386,869

Dominion Resources                                                                              102,193                6,846,931

Dynegy, Cl. A                                                                                   138,800                7,781,475

Edison International                                                                            140,100                2,189,063

Entergy                                                                                          95,900                4,057,769

Exelon                                                                                          136,750                9,601,218

FPL Group                                                                                        76,500                5,488,875

FirstEnergy                                                                                      96,800                3,055,250

GPU                                                                                              52,100                1,917,931

Global Crossing                                                                                 380,440  (a)           5,445,048

Niagara Mohawk Power                                                                             69,000  (a)           1,151,438

PG&E                                                                                            165,500                3,310,000

PPL                                                                                              62,000                2,801,625

Pinnacle West Capital                                                                            36,400                1,733,550

Progress Energy                                                                                  87,526                4,305,185

Public Service Enterprise Group                                                                  92,200                4,483,225

Qwest Communications International                                                              711,337               29,164,817

Reliant Energy                                                                                  127,039                5,502,377

SBC Communications                                                                            1,453,862               69,421,911

Sempra Energy                                                                                    87,691                2,038,816

Southern                                                                                        289,600                9,629,200

Sprint (FON Group)                                                                              380,400                7,726,875

TXU                                                                                             110,830                4,911,154

Verizon Communications                                                                        1,159,310               58,110,414


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

WorldCom                                                                                      1,236,554  (a)          17,311,756

Xcel Energy                                                                                     145,900                4,240,219

                                                                                                                     375,733,280

TOTAL COMMON STOCKS

   (cost $3,924,755,543)                                                                                           5,041,105,083
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS-1.9%                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--1.7%

Greenwich Capital Markets, 6.00% dated

  12/29/2000, due 1/2/2001 in the amount

  of $88,759,133 (fully collateralized by

  $88,845,000 of various U.S. Government

   Securities, value $90,474,222)                                                            88,700,000               88,700,000

U.S. TREASURY BILLS--.2%

   6.03%, 2/1/2001                                                                           10,000,000  (b)           9,952,900

TOTAL SHORT-TERM INVESTMENTS

   (cost $98,648,075)                                                                                                 98,652,900
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $4,023,403,618)                                                          100.1%            5,139,757,983

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.1%)              (5,562,717)

NET ASSETS                                                                                       100.0%            5,134,195,266

(A)  NON-INCOME PRODUCING.

(B)  PARTIALLY  HELD BY A BROKER IN A SEGREGATED  ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.



                                                             The Fund

STATEMENT OF FINANCIAL FUTURES



December 31, 2000

                                                                   Market Value                                         Unrealized
                                                                     Covered by                                      (Depreciation)
                                            Contracts              Contracts ($)                Expiration        at 12/31/2000 ($)
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES LONG

Standard & Poor's 500                             271                 90,446,250                March 2001             (2,757,730)

SEE NOTES TO FINANCIAL STATEMENTS.




STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--

   See Statement of Investments--Note 1(b)           4,023,403,618 5,139,757,983

Cash                                                                     62,878

Receivable for shares of Common Stock subscribed                      6,386,491

Dividends and interest receivable                                     4,283,804

Prepaid expenses                                                         45,736

                                                                  5,150,536,892
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,072,724

Payable for investment securities purchased                           9,523,019

Payable for shares of Common Stock redeemed                           4,061,574

Payable for futures variation margin--Note 4(a)                       1,400,832

Accrued expenses                                                        283,477

                                                                     16,341,626
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    5,134,195,266
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   4,027,183,414

Accumulated undistributed investment income--net                        656,576

Accumulated net realized gain (loss) on investments                 (7,241,359)

Accumulated net unrealized appreciation (depreciation)
   on investments [including ($2,757,730) net unrealized
   (depreciation) on financial futures]--Note 4(b)               1,113,596,635
--------------------------------------------------------------------------------

NET ASSETS ($)                                                   5,134,195,266

NET ASSET VALUE PER SHARE



                                                                                              Initial Shares  Service Shares
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                                                 5,134,194,766            500

Shares Outstanding                                                                               151,019,902         14.706
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                                          34.00          34.00

SEE NOTES TO FINANCIAL STATEMENTS.



                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended December 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $288,478 foreign taxes withheld at source)   60,292,503

Interest                                                             3,915,564

TOTAL INCOME                                                        64,208,067

EXPENSES:

Management fee--Note 3(a)                                           13,087,851

Registration fees                                                      139,251

Directors' fees and expenses--Note 3(d)                                100,658

Prospectus and shareholders' reports                                    88,648

Professional fees                                                       59,192

Loan commitment fees--Note 2                                            40,004

Shareholder servicing costs--Note 3(c)                                  33,123

Miscellaneous                                                          100,509

TOTAL EXPENSES                                                      13,649,236

INVESTMENT INCOME--NET                                              50,558,831
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             83,843,280

Net realized gain (loss) on financial futures                      (3,488,968)

NET REALIZED GAIN (LOSS)                                            80,354,312

Net unrealized appreciation (depreciation) on investments
   [including ($4,379,170) net unrealized (depreciation) on
   financial futures]                                             (649,453,754)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (569,099,442)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (518,540,611)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended December 31,
                                            -----------------------------------

                                                  2000(a)                 1999
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         50,558,831           48,591,896

Net realized gain (loss) on investments        80,354,312           24,077,781

Net unrealized appreciation (depreciation)
   on investments                            (649,453,754)         754,135,017

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (518,540,611)         826,804,694
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Initial shares                               (50,548,602)         (47,945,549)

Net realized gain in investments:

Initial shares                               (83,423,621)         (41,840,248)

TOTAL DIVIDENDS                             (133,972,223)         (89,785,797)
-------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Initial shares                              1,497,873,041        1,770,669,411

Service shares                                        500                 --

Dividends reinvested:

Initial shares                                133,972,223           89,785,797

Cost of shares redeemed:

Initial shares                            (1,074,843,967)        (808,309,981)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                557,001,797         1,052,145,227

TOTAL INCREASE (DECREASE) IN NET ASSETS      (95,511,037)        1,789,164.124
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         5,229,706,303        3,440,542,179

END OF PERIOD                               5,134,195,266        5,229,706,303

Undistributed investment income-net               656,576              646,347
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

INITIAL SHARES

Shares sold                                    39,948,205           50,987,939

Shares issued for dividends reinvested          3,774,732            2,504,918

Shares redeemed                              (28,714,921)         (23,266,719)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  15,008,016           30,226,138
-------------------------------------------------------------------------------

SERVICE SHARES

SHARES SOLD                                            15                   --

(A) EFFECTIVE DECEMBER 31, 2000, SHARES OF THE FUND WERE REDESIGNATED AS INITIAL SHARES AND THE FUND COMMENCED SELLING SERVICE SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                       INITIAL SHARES                                SERVICE SHARES
                                                         --------------------------------------------------------------------------

                                                                                                                       Period Ended

                                                                  Year Ended December 31,                              December 31,
                                             ----------------------------------------------------------------------------

                                             2000             1999             1998            1997             1996         2000(a)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                       38.45            32.52           25.75            20.28           17.20         34.00

Investment Operations:

Investment income--net                         .35(b)           .40(b)          .37              .37             .39            --

Net realized and unrealized
   gain (loss) on investments                (3.88)            6.24            6.85             6.26            3.43            --

Total from
   Investment Operations                     (3.53)            6.64            7.22             6.63            3.82            --

Distributions:

Dividends from investment
   income--net                                (.35)           (.38)            (.38)           (.37)         (.39)              --

Dividends from net realized
   gain on investments                        (.57)           (.33)            (.07)           (.79)         (.35)              --

Total Distributions                           (.92)           (.71)            (.45)          (1.16)         (.74)              --

Net asset value,
   end of period                             34.00           38.45            32.52           25.75         20.28             34.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                             (9.28)          20.60            28.21           32.96         22.54               --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                          .26             .26              .26             .28           .30                --

Ratio of net investment
   income to average
   net assets                                  .95            1.13             1.35            1.66          2.24            --

Portfolio Turnover Rate                       4.97            2.64             2.40            3.53         10.92              4.97
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                           5,134,195        5,229,706       3,440,542        1,868,672      813,959                1

(A)  THE FUND COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.





NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund's index manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation (the "Distributor" ), a wholly-owned subsidiary of Dreyfus, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

On October 30, 2000, the fund's Board of Directors approved, effective December 31, 2000, the addition of a second class of shares. The Board redesignated the funds existing shares as Initial shares, authorized the creation of Service shares and adopted a 12b-1 Distribution Plan for the Service shares.

The portfolio is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized) . Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class and certain voting rights.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of December 31, 2000, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held all of the outstanding Service shares of the fund.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the
accrual    basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securi ties falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2000, the fund did not borrow under the Facility.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--Management Fee, Index Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to an Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund' s average daily net assets. Dreyfus has undertaken from January 1, 2000 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund's aggregate expenses exclusive of brokerage commissions, Rule12b-1 fees, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended December 31, 2000, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing for Service shares. The Plan provides payments to be made at an annual rate of .25 of 1% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred.

(c) Under the Shareholder Services Plan, Initial shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the Initial shares' average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts. During the period ended December 31, 2000, the Initial shares were charged $23,160 pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2000, the fund was charged $605 pursuant to the transfer agency agreement.

(d) Each Board member also serves a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 25, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation. Prior to April 25, 2000, each Board member who was not an " affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2000, amounted to $697,460,805 and $261,676,456, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the
close    of    each    day'   s    trading.     The    Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 2000 are set forth in the Statement of Financial Futures.

(b) At December 31, 2000, accumulated net unrealized appreciation on investments and financial futures was $1,113,596,635, consisting of $1,533,468,485 gross unrealized appreciation and $419,871,850 gross unrealized depreciation.

At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of  Dreyfus Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund (the "Fund" ) at December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


                                                     PricewaterhouseCoopers LLP

New York, New York

January 23, 2001

                                                             The Fund

IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes, the fund hereby designates $.5230 per share as a long-term capital gain distribution of the $.6030 per share paid on December 27, 2000 and also designates $.0200 per share as a long-term capital gain
distribution   of   the   $.1320   per   share   paid   on   March   31,  2000.

The fund also designates 99.14% of the ordinary dividends paid during the fiscal year ended December 31, 2000 as qualifying for the corporate dividends received deduction.


NOTES

                                                           For More Information

                        Dreyfus Stock Index Fund

                        200 Park Avenue

                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                      Index Fund Manager

                        Mellon Equity Associates

                        500 Grant Street

                        Pittsburgh, PA 15258

                      Custodian

                        Boston Safe Deposit and Trust Company

                        One Boston Place

                        Boston, MA 02109

                      Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation

                        200 Park Avenue

                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

Attn: Institutional Servicing

(c) 2001 Dreyfus Service Corporation                                  763AR0012